SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]	SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2021	2020
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	51.7%	49.3%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	72.8%	71.5%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	35.6%	36.5%
Brookfield Property Group (“BPG”)[5]	Bermuda	—%	38.3%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP, BBU and BPG includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP, BBU and BPG’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
5.BPG includes Brookfield Property Partners L.P. and Brookfield’s wholly owned real estate directly held entities. The ownership interest held by non-controlling interests as at December 31, 2020 represents the ownership interest of non-controlling interests in BPY as of that date.
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2021:

	TSX	NYSE
BEP	BEP.UN	BEP
BIP	BIP.UN	BIP
BBU	BBU.UN	BBU

The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2021	2020
BEP	$19,355	$17,194
BIP	23,695	19,753
BBU	10,197	9,162
BPG[1]	28,064	33,345
Individually immaterial subsidiaries with non-controlling interests	7,075	7,350
	$88,386	$86,804
1.This balance represents non-controlling interests within the consolidated funds of BPG.
All publicly listed entities are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Current assets	$2,861	$1,742	$4,896	$3,711	$15,418	$14,493	$23,487	$12,270
Non-current assets	53,006	47,980	69,065	57,620	48,801	40,253	140,510	132,178
Current liabilities	(3,222)	(2,761)	(8,661)	(5,524)	(13,912)	(12,133)	(34,158)	(27,949)
Non-current liabilities	(28,649)	(25,194)	(38,909)	(34,134)	(37,307)	(31,276)	(69,771)	(63,823)
Non-controlling interests	(19,355)	(17,194)	(23,695)	(19,753)	(10,197)	(9,162)	(28,064)	(33,345)
Equity attributable to Brookfield	$4,641	$4,573	$2,696	$1,920	$2,803	$2,175	$32,004	$19,331

Revenues	$4,096	$3,810	$11,537	$8,885	$46,587	$37,635	$9,955	$8,883
Net income (loss) attributable to:
Non-controlling interests	$151	$162	$2,489	$863	$1,846	$686	$3,831	$(336)
Shareholders	(217)	(207)	230	41	307	(106)	1,616	(1,321)
	$(66)	$(45)	$2,719	$904	$2,153	$580	$5,447	$(1,657)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$1,835	$1,621	$197	$(82)	$218	$25	$857	$464
Shareholders	931	653	63	20	65	47	442	401
	$2,766	$2,274	$260	$(62)	$283	$72	$1,299	$865
The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Cash flows from (used in):
Operating activities	$734	$1,296	$2,772	$2,530	$1,693	$4,205	$3,924	$(439)
Financing activities	2,143	(792)	(995)	2,126	7,063	(1,077)	7,790	4,330
Investing activities	(2,504)	(426)	(1,173)	(4,609)	(8,926)	(2,334)	(10,210)	(3,401)
Distributions paid to non-controlling interests in common equity	$456	$323	$715	$642	$13	$13	$120	$528
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is an indirect 100% owned subsidiary of the Corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the Corporation. BFI issued:

•$500 million of 4.25% notes due in 2026 on June 2, 2016;
•$550 million of 4.70% notes due in 2047 on September 14, 2017;
•$350 million of 4.70% notes due in 2047 on January 17, 2018;
•$650 million of 3.90% notes due in 2028 on January 17, 2018;
•$1.0 billion of 4.85% notes due in 2029 on January 29, 2019;
•$600 million of 4.35% notes due in 2030 on April 9, 2020;
•$150 million of 4.35% notes due in 2030 on April 14, 2020;
•$500 million of 3.50% notes due in 2051 on September 28, 2020;
•$400 million of 4.625% subordinated notes due in 2080 on October 16, 2020;
•$500 million of 2.724% notes due in 2031 on April 12, 2021; and
•$250 million of 3.50% notes due in 2051 on July 26, 2021.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the Corporation. Brookfield Finance II Inc. (“BFI II”) was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a direct 100% owned subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is an indirect 100% owned subsidiary of the Corporation. Brookfield Finance I (UK) PLC (“BF U.K.”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is an indirect 100% owned subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is an indirect 100% owned subsidiary of the Corporation. BFL, BFL II, BF AUS and BF U.K. are consolidated subsidiaries of the Corporation that may offer and sell debt securities or, in the case of BFL II, preferred shares representing limited liability company interests. Any debt securities issued by BFL and BF U.K. are, and any debt securities issued by BF AUS and BFI II and any preferred shares representing limited liability company interests issued by BFL II will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation.
On March 10, 2017, BFL issued $750 million of 4.00% notes due in 2024. On December 31, 2018, as part of an internal reorganization, the 2024 notes were transferred to BFI. On February 21, 2020, BFL issued $600 million of 3.45% notes due in 2050. On November 24, 2020, BF U.K. issued $230 million of 4.50% perpetual subordinated notes. On July 26, 2021, BF U.K. issued $600 million of 2.34% notes due in 2032. BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and infrastructure sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at December 31, 2021, C$37 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
On February 4, 2022, BFI issued an additional $400 million of its existing 3.90% notes due in 2028 and issued $400 million of 3.625% notes due in 2052.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,373	$250	$—	$33	$—	$—	$9	$121	$82,663	$(8,718)	$75,731
Net income (loss) attributable to shareholders	3,966	(8)	—	—	—	—	5	(251)	6,100	(5,846)	3,966
Total assets	84,793	8,256	—	607	—	—	843	5,433	400,288	(109,217)	391,003
Total liabilities	38,438	6,387	—	597	—	—	603	3,734	237,100	(30,597)	256,262
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$626	$280	$—	$28	$—	$—	$2	$163	$70,385	$(8,732)	$62,752
Net income (loss) attributable to shareholders	(134)	73	—	—	—	—	1	91	6,368	(6,533)	(134)
Total assets	73,898	7,207	—	600	—	—	233	4,280	350,687	(93,209)	343,696
Total liabilities	38,060	5,547	—	596	—	—	3	2,690	206,877	(32,719)	221,054
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K. and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.